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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         David M. Knott
                 -------------------------------
   Address:      485 Underhill Boulevard
                 -------------------------------
                 Suite 205
                 -------------------------------
                 Syosset, NY  11791
                 -------------------------------

Form 13F File Number: 28-03121
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David M. Knott
         -------------------------------
Title:   Investment Manager
         -------------------------------
Phone:   (516) 364-0303
         -------------------------------

Signature, Place, and Date of Signing:

        /s/David M. Knott             Syosset, New York   August 13, 2012
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                          Page 1
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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 95
                                        --------------------

Form 13F Information Table Value Total: $611,669
                                        --------------------
                                            (thousands)

List of Other Included Managers: Dorset Management Corporation ("Dorset")

                           FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7          COLUMN 8
------------------------- ---------- --------- ----------- ----------------------- ---------- -------- -------------------------
                           TITLE OF               VALUE      SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER           CLASS      CUSIP       ($)       PRN AMT   PRN   CALL  DISCRETION MANAGERS -------------------------
                            CLASS                                                                         SOLE     SHARED   NONE
------------------------- ---------- --------- ----------- ---------- ----- ------ ---------- -------- ---------- --------- ----
AMAG Pharmaceuticals,
 Inc.                     Common     00163U106   4,389,524    285,034 SH           DEFINED    Dorset      285,034
AMAG Pharmaceuticals,
 Inc.                     Common     00163U106     112,420      7,300 SH           DEFINED    Dorset                  7,300
Anadarko Petroleum
 Corporation              Common     032511107     304,520      4,600 SH           DEFINED    Other                   4,600
Anadarko Petroleum
 Corporation              Common     032511107  37,561,880    567,400 SH           DEFINED    Dorset      567,400
Anadarko Petroleum
 Corporation              Common     032511107  26,423,730    399,150 SH           DEFINED    Dorset                399,150
Anadarko Petroleum
 Corporation              Common     032511107     695,100     10,500 SH           DEFINED    Sole         10,500
Anchor Bancorp WA         Common     032838104      51,700      5,000 SH           DEFINED    Other                   5,000
Anchor Bancorp WA         Common     032838104      77,550      7,500 SH           DEFINED    Sole          7,500
Apache Corporation        Common     037411105  12,304,600    140,000 SH           DEFINED    Dorset                140,000
Apple Inc.                Common     037833100      29,200         50 SH           DEFINED    Other                      50
Apple Inc.                Common     037833100  14,366,400     24,600 SH           DEFINED    Dorset       24,600
Apple Inc.                Common     037833100     292,000        500 SH           DEFINED    Dorset                    500
Apple Inc.                Common     037833100      29,200         50 SH           DEFINED    Sole             50
Asia Entertainment &
 Resources Ltd.           Common     G0539K108   1,849,892    457,894 SH           DEFINED    Dorset      457,894
Baker Hughes Incorporated Common     057224107  16,440,000    400,000 SH           DEFINED    Dorset                400,000
Banco Santander SA ADR    Common     05964H105   2,475,744    377,400 SH           DEFINED    Dorset      377,400
Banco Santander SA ADR    Common     05964H105      68,880     10,500 SH           DEFINED    Dorset                 10,500
Black Diamond, Inc.       Common     09202G101   2,292,372    242,579 SH           DEFINED    Dorset      242,579
Cabot Oil & Gas
 Corporation              Common     127097103   5,713,000    145,000 SH           DEFINED    Dorset                145,000
Cambium Learning Group
 Inc.                     Common     13201A107     366,700    386,000 SH           DEFINED    Dorset      386,000
Canadian Natural
 Resources Ltd.           Common     136385101     261,261      9,750 SH           DEFINED    Other                   9,750
Canadian Natural
 Resources Ltd.           Common     136385101  12,121,766    451,900 SH           DEFINED    Dorset      451,900
Canadian Natural
 Resources Ltd.           Common     136385101   8,272,522    308,400 SH           DEFINED    Dorset                308,400
Canadian Natural
 Resources Ltd.           Common     136385101     568,074     21,200 SH           DEFINED    Sole         21,200
Capital One Financial
 Corporation              Common     14040H105   5,028,720     92,000 SH           DEFINED    Dorset       92,000
Capitol Federal
 Financial, Inc.          Common     14057J101      23,760      2,000 SH           DEFINED    Other                   2,000
Capitol Federal
 Financial, Inc.          Common     14057J101  10,646,856    896,200 SH           DEFINED    Dorset      896,200
Capitol Federal
 Financial, Inc.          Common     14057J101      23,760      2,000 SH           DEFINED    Dorset                  2,000
Capitol Federal
 Financial, Inc.          Common     14057J101      71,280      6,000 SH           DEFINED    Sole          6,000
Chevron Corporation       Common     166764100   7,385,000     70,000 SH           DEFINED    Dorset                 70,000
China Ceramics Co. Ltd.   Common     G2113X100   3,437,080  1,119,570 SH           DEFINED    Dorset    1,119,570
Citizens Community
 Bancorp                  Common     174903104      84,750     15,000 SH           DEFINED    Sole         15,000
Coca-Cola Company         Common     191216100     328,398      4,200 SH           DEFINED    Sole          4,200
Columbia Laboratories,
 Inc.                     Common     197779101     482,383    709,386 SH           DEFINED    Dorset      709,386
Columbia Laboratories,
 Inc.                     Common     197779101         952      1,400 SH           DEFINED    Dorset                  1,400
Devon Energy Corp.        Common     25179M103  21,746,250    375,000 SH           DEFINED    Dorset                375,000
Du Pont E I De Nemours
 & Co Inc.                Common     263534109      50,570      1,000 SH           DEFINED    Other                   1,000
Du Pont E I De Nemours
 & Co Inc.                Common     263534109     182,052      3,600 SH           DEFINED    Sole          3,600
Eagle Materials Inc       Common     26969P108       8,513        228 SH           DEFINED    Other                     228
EnCana Corp.              Common     292505104   6,246,900    300,000 SH           DEFINED    Dorset                300,000
Essex Rental Corporation  Common     297187106   7,945,488  2,289,766 SH           DEFINED    Dorset    2,289,766

      COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7          COLUMN 8
------------------------- ---------- --------- ----------- ----------------------- ---------- -------- -------------------------
                           TITLE OF               VALUE      SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER           CLASS      CUSIP       ($)       PRN AMT   PRN   CALL  DISCRETION MANAGERS -------------------------
                            CLASS                                                                         SOLE     SHARED   NONE
------------------------- ---------- --------- ----------- ---------- ----- ------ ---------- -------- ---------- --------- ----
Essex Rental Corporation  Common     297187106     225,550     65,000 SH           DEFINED    Dorset                 65,000
Express Scripts Holding
 Company                  Common     30219G108   9,022,128    161,600 SH           DEFINED    Dorset      161,600
FMC Technologies, Inc.    Common     30249U101  11,769,000    300,000 SH           DEFINED    Dorset                300,000
FutureFuel Corporation    Common     36116M106  14,985,736  1,425,855 SH           DEFINED    Dorset    1,425,855
FutureFuel Corporation    Common     36116M106      10,510      1,000 SH           DEFINED    Dorset                  1,000
General Electric Co       Common     369604103      75,024      3,600 SH           DEFINED    Sole          3,600
Getty Realty Corporation  Common     374297109   7,158,270    373,800 SH           DEFINED    Dorset      373,800
Getty Realty Corporation  Common     374297109     275,760     14,400 SH           DEFINED    Dorset                 14,400
Halliburton Company       Common     406216101   9,084,800    320,000 SH           DEFINED    Dorset                320,000
Helmerich & Payne, Inc.   Common     423452101  13,261,400    305,000 SH           DEFINED    Dorset                305,000
Hess Corporation          Common     42809H107  19,987,000    460,000 SH           DEFINED    Dorset                460,000
Johnson & Johnson         Common     478160104      81,072      1,200 SH           DEFINED    Other                   1,200
Johnson & Johnson         Common     478160104     351,312      5,200 SH           DEFINED    Sole          5,200
JP Morgan Chase & Co.     Common     46625H100     235,818      6,600 SH           DEFINED    Other                   6,600
JP Morgan Chase & Co.     Common     46625H100     525,231     14,700 SH           DEFINED    Sole         14,700
Kraft Foods Inc.          Common     50075N104      77,240      2,000 SH           DEFINED    Other                   2,000
Kraft Foods Inc.          Common     50075N104     308,960      8,000 SH           DEFINED    Sole          8,000
Ligand Pharmaceuticals
 Incorporated             Common     53220K504  26,564,580  1,568,157 SH           DEFINED    Dorset    1,568,157
Ligand Pharmaceuticals
 Incorporated             Common     53220K504     732,638     43,249 SH           DEFINED    Dorset                 43,249
Magellan Health Services
 Inc.                     Common     559079207      43,154        952 SH           DEFINED    Dorset          952
Magellan Health Services
 Inc.                     Common     559079207       4,488         99 SH           DEFINED    Dorset                     99
Molson Coors Brewing
 Company                  Common     60871R209  10,889,337    261,700 SH           DEFINED    Dorset      261,700
Murphy Oil Corporation    Common     626717102  17,601,500    350,000 SH           DEFINED    Dorset                350,000
National Oilwell Varco
 Inc.                     Common     637071101  23,198,400    360,000 SH           DEFINED    Dorset                360,000
Noble Corporation         Common     H5833N103  21,469,800    660,000 SH           DEFINED    Dorset                660,000
Noble Energy, Inc.        Common     655044105  22,053,200    260,000 SH           DEFINED    Dorset                260,000
OBA Financial Services,
 Inc.                     Common     67424G101      74,250      5,000 SH           DEFINED    Other                   5,000
OBA Financial Services,
 Inc.                     Common     67424G101     371,250     25,000 SH           DEFINED    Dorset       25,000
Oritani Financial Corp    Common     68633D103      28,780      2,000 SH           DEFINED    Other                   2,000
Oritani Financial Corp    Common     68633D103      86,340      6,000 SH           DEFINED    Sole          6,000
Pfizer Inc.               Common     717081103     404,800     17,600 SH           DEFINED    Other                  17,600
Pfizer Inc.               Common     717081103  34,757,048  1,511,176 SH           DEFINED    Dorset    1,511,176
Pfizer Inc.               Common     717081103   1,573,200     68,400 SH           DEFINED    Dorset                 68,400
Pfizer Inc.               Common     717081103   1,380,000     60,000 SH           DEFINED    Sole         60,000
Pioneer Natural Resources
 Company                  Common     723787107  21,170,400    240,000 SH           DEFINED    Dorset                240,000
Plains Exploration &
 Production Company       Common     726505100  10,202,200    290,000 SH           DEFINED    Dorset                290,000
QLT Inc.                  Common     746927102   3,502,739    459,677 SH           DEFINED    Dorset      459,677
Rand Logistics, Inc.      Common     752182105  23,226,156  2,732,489 SH           DEFINED    Dorset    2,732,489
Rand Logistics, Inc.      Common     752182105       7,650        900 SH           DEFINED    Dorset                    900
Ruby Tuesday, Inc.        Common     781182100     834,225    122,500 SH           DEFINED    Dorset      122,500
Ruby Tuesday, Inc.        Commom     781182100      17,025      2,500 SH           DEFINED    Dorset                  2,500

      COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7          COLUMN 8
------------------------- ---------- --------- ----------- ----------------------- ---------- -------- -------------------------
                           TITLE OF               VALUE      SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER           CLASS      CUSIP       ($)       PRN AMT   PRN   CALL  DISCRETION MANAGERS -------------------------
                            CLASS                                                                         SOLE     SHARED   NONE
------------------------- ---------- --------- ----------- ---------- ----- ------ ---------- -------- ---------- --------- ----
Schlumberger Limited      Common     806857108  22,069,400    340,000 SH           DEFINED    Dorset                340,000
SM Energy Company         Common     78454L100  14,733,000    300,000 SH           DEFINED    Dorset                300,000
Southwestern Energy
 Company                  Common     845467109  14,528,150     455000 SH           DEFINED    Dorset                 455000
Standard Financial Corp.  Common     853393106     323,000      20000 SH           DEFINED    Dorset        20000
State Investors Bancorp,
 Inc.                     Common     857030100     397,200      30000 SH           DEFINED    Dorset        30000
Target Corporation        Common     87612E106   9,903,938     170200 SH           DEFINED    Dorset       170200
The Stephan Co.           Common     858603103     303,170     121268 SH           DEFINED    Dorset       121268
Total SA                  Common     89151E109     107,880       2400 SH           DEFINED    Other                    2400
Total SA                  Common     89151E109     107,880       2400 SH           DEFINED    Sole           2400
Ventrus Biosciences Inc.  Common     922822101     533,750     125000 SH           DEFINED    Dorset       125000
Westway Group Inc.        Common     96169B100  16,932,352    2826770 SH           DEFINED    Dorset      2826770
Westway Group Inc.        Common     96169B100     181,928      30372 SH           DEFINED    Dorset                  30372
Whiting Petroleum
 Corporation              Common     966387102  13,158,400     320000 SH           DEFINED    Dorset                 320000

                   TOTAL                       611,668,766 27,408,421                                  20,003,823 7,404,598
                                               ----------- ----------                                  ---------- ---------